Shareholders Equity - Share Purchase Warrants and Deferred share unit plan (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) EquityInstruments	Dec. 31, 2022 USD ($) EquityInstruments
Stock-based payments
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	102,104
Number of other equity instruments outstanding in share-based payment arrangement at end of period	102,104	102,104
DSU plan
Stock-based payments
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	110,128	107,635
Granted	11,816	14,703
Settled	(2,515)	(12,210)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	119,429	110,128
DSU liability | $	$ 13.3	$ 15.0